Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)(2)	Summary Compensation Table Total for PEO ($) (Stuart N. Bodden)	Compensation actually paid to PEO ($) (Stuart N. Bodden)	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEOs ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(3)	Net Income ($) (in Millions)
2024	2,949,501	5,869,951	1,176,231	2,030,052	153.65	18.4
2023	2,905,535	2,408,677	1,142,408	886,456	100.58	23.8
2022	1,753,266	2,256,881	867,939	319,532	107.21	15.1

Named Executive Officers, Footnote	he PEO(s) for each year are as follows:
2024: Stuart N. Bodden
2023: Stuart N. Bodden
2022: Stuart N. Bodden
The Non-PEO(s) for each year are as follows:
2024: Melissa K. Cougle, J. Matthew Hooker
2023: Melissa K. Cougle, J. Matthew Hooker
2022: Melissa K. Cougle, J. Matthew Hooker and J. Brandon Blossman

PEO Total Compensation Amount	$ 2,949,501	$ 2,905,535
PEO Actually Paid Compensation Amount	$ 5,869,951	2,408,677
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2024, 2023, and 2022 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2024		2023		2022
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,949,501	$1,176,231	$2,905,535	$1,142,408	$1,753,266	$867,939
Adjustments for Equity Awards
Deduction of Amount reported in the “Stock Awards” columns in the Summary Compensation Table	(2,006,053)	(582,656)	(2,016,322)	(592,067)	(771,986)	(444,699)
Add Year-end fair value of outstanding and unvested awards granted in the covered year	3,469,635	1,014,032	2,049,126	586,633	1,102,766	332,209
Add Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	358,713	41,050	(519,448)	(247,530)	5,384	(339)
Add Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,098,155	381,395	(10,214)	(2,988)	167,451	15,641
Add Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	92,344
Add Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(543,563)
Total Adjustments for Equity Awards	2,920,450	853,821	(496,858)	(255,952)	503,615	(548,407)
Compensation Actually Paid (as calculated)	$5,869,951	$2,030,052	$2,408,677	$886,456	$2,256,881	$319,532

Non-PEO NEO Average Total Compensation Amount	$ 1,176,231	1,142,408	$ 867,939
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,030,052	886,456	319,532
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2024, 2023, and 2022 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2024		2023		2022
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,949,501	$1,176,231	$2,905,535	$1,142,408	$1,753,266	$867,939
Adjustments for Equity Awards
Deduction of Amount reported in the “Stock Awards” columns in the Summary Compensation Table	(2,006,053)	(582,656)	(2,016,322)	(592,067)	(771,986)	(444,699)
Add Year-end fair value of outstanding and unvested awards granted in the covered year	3,469,635	1,014,032	2,049,126	586,633	1,102,766	332,209
Add Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	358,713	41,050	(519,448)	(247,530)	5,384	(339)
Add Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,098,155	381,395	(10,214)	(2,988)	167,451	15,641
Add Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	92,344
Add Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(543,563)
Total Adjustments for Equity Awards	2,920,450	853,821	(496,858)	(255,952)	503,615	(548,407)
Compensation Actually Paid (as calculated)	$5,869,951	$2,030,052	$2,408,677	$886,456	$2,256,881	$319,532

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph below assume an initial fixed investment of $100, including reinvestment of dividends, if such amount were invested on December 31, 2021.
Compensation Actually Paid vs. Company Selected Measure	TSR amounts reported in the graph below assume an initial fixed investment of $100, including reinvestment of dividends, if such amount were invested on December 31, 2021.
Total Shareholder Return Amount	$ 153.65	100.58	107.21
Net Income (Loss)	$ 18,400,000	$ 23,800,000	15,100,000
PEO Name	Stuart N. Bodden	Stuart N. Bodden
Additional 402(v) Disclosure	The Company calculates Total Shareholder Return (“TSR”) with a base investment of $100, including reinvestment of dividends, in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, which is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each 2024, 2023 and 2022, respectively.
Stuart N. Bodden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,753,266
PEO Actually Paid Compensation Amount			$ 2,256,881
PEO Name			Stuart N. Bodden
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,920,450	$ (496,858)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,006,053)	(2,016,322)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,469,635	2,049,126
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,713	(519,448)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,155	(10,214)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Stuart N. Bodden [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 503,615
PEO | Stuart N. Bodden [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(771,986)
PEO | Stuart N. Bodden [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,102,766
PEO | Stuart N. Bodden [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,384
PEO | Stuart N. Bodden [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			167,451
PEO | Stuart N. Bodden [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stuart N. Bodden [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	853,821	(255,952)	(548,407)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,656)	(592,067)	(444,699)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,014,032	586,633	332,209
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,050	(247,530)	(339)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,395	(2,988)	15,641
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	92,344
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (543,563)